Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Stockholders' Equity Attributable to Parent	$ (6,680)	$ (6)	$ (3,539)	$ (1,023)	$ (2,112)
Net income	94				94
OCI, net of tax	(447)			(447)
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings	(619)		(619)
Adjustment to APIC, Contribution from Parent	102		102
Stockholders' Equity Attributable to Parent	(5,810)	(6)	(3,022)	(758)	(2,024)
Net income	409				409
OCI, net of tax	(171)			(171)
Stockholders' Equity Attributable to Parent	(2,005)	(6)	(1,761)	171	(409)
Net income	359				359
OCI, net of tax	888			888
Dividend, Share-based Payment Arrangement, Cash	(700)				(700)
Stockholders' Equity Attributable to Parent	(2,552)	(6)	(1,761)	(717)	(68)
Net income	399				399
OCI, net of tax	564			564
Dividend, Share-based Payment Arrangement, Cash	(319)				(319)
Stockholders' Equity Attributable to Parent	$ (3,185)	$ (6)	$ (1,761)	$ (1,281)	$ (137)